Condensed Interim Consolidated Statements of Comprehensive Loss $ in Thousands, € in Millions	3 Months Ended
	Jul. 31, 2024 CAD ($) $ / shares shares	Jul. 31, 2024 EUR (€) shares	Jul. 31, 2023 CAD ($) $ / shares shares
Profit or loss [abstract]
REVENUE	$ 5,263		$ 5,688
COST OF SALES	2,907		2,893
GROSS PROFIT	2,356		2,795
EXPENSES
Research and development	1,642		947
Sales and marketing	718		1,063
General and administrative	4,163		3,987
Amortization of intangible assets	606		847
Total expenses	7,129		6,844
Loss before other income (expenses) and income taxes	(4,773)		(4,049)
OTHER INCOME (EXPENSES)
Grant income	146	€ 0.1	283
Interest, accretion and other income	(2)		8
Unrealized foreign exchange loss	(146)		(73)
Other income (expenses)	(2)		218
Loss before income taxes	(4,775)		(3,831)
Income taxes	776		415
NET LOSS FOR THE PERIOD	(3,999)		(3,416)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	519		(1,170)
COMPREHENSIVE LOSS FOR THE PERIOD	$ (3,480)		$ (4,586)
LOSS PER SHARE - BASIC | $ / shares	$ (0.15)		$ (0.14)
LOSS PER SHARE - DILUTED | $ / shares	$ (0.15)		$ (0.14)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING | shares	27,132,355	27,132,355	25,050,260